SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS
CLASS A, CLASS T, AND CLASS B
FEBRUARY 28,1997 PROSPECTUS
The following information replaces similar information found on the cover page.
High Yield and Strategic Income may each invest without limitation in lower-quality debt securities, sometimes called "junk bonds." Investors should consider that these securities carry greater risks, such as the risk of default, than other debt securities. Refer to "Investment Principles and Risks" on page 40 for further information.
The following information replaces similar information found in "Who May Want to Invest" beginning on page 3.
High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income are designed for investors in higher tax brackets who seek high current income that is free from federal income tax. Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income also invest consistent with consideration of capital preservation. High Income Municipal may invest in lower-quality municipal securities which invoke greater risks than the investment-grade securities. The following information replaces similar information found in "Who May Want to Invest" on page 3.
   Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a distribution fee. Class T shares may be subject to a contingent deferred sales charge
(CDSC).      EFFECTIVE AUGUST 1, 1997   , Class A  shares may also be
subject to a CDSC. Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service fee. Because Institutional Class shares have no sales charge and do not pay a distribution fee or a shareholder service fee, but are available only to certain types of investors. See "Sales Charge Reductions and Waivers," page 64, for Institutional Class eligibility information. You may obtain more information about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. Contact your investment professional to discuss which class is appropriate for you.
In determining which class of shares is appropriate for you, you should consider, among other factors, the amount you plan to invest, the length of time you intend to hold your shares, your eligibility for a sales charge waiver or reduction, and the package of services provided to you by your investment professional and the overall costs of those services. In general, Class A shares have higher costs than Class T shares over a short holding period because Class A shares have a higher front-end sales charge, and Class A shares have lower costs than Class T shares over a longer holding period because Class A shares have lower 12b-1 fees. If you are planning to invest a significant amount either at one time or through a regular investment program, you should consider the reduced front-end sales charges available on Class A and Class T shares. See "Transaction Details," page 60, and "Sales Charge Reductions and Waivers," page 64, for sales charge reduction information. If you are eligible for a front-end sales charge waiver on a purchase of both Class A and Class T shares, Class A shares generally will have lower costs than Class T shares because Class A shares have lower 12b-1 fees. However, you should evaluate the overall costs of purchasing Class A shares or Class T shares in the context of the package of services provided to you by your investment professional. See "Sales Charge Reductions and Waivers," page 64, for sales charge waiver information. If you prefer not to pay a front-end sales charge, you should consider Class B shares. While Class B shares are subject to higher ongoing costs than Class A or Class T shares, because of their higher 12b-1 fees, Class B shares are sold with a CDSC instead of a front-end sales charge so your entire purchase amount is immediately invested. Please note that purchase amounts of more than $250,000 will not be accepted for Class B shares, and that Class A or Class T shares may have lower costs for investments that qualify for a front-end sales charge reduction or waiver. If you sell your Class B shares of the Intermediate-Term Bond Funds within three years or your Class B shares of the Bond Funds and the Equity Funds within six years, you will normally pay a CDSC that varies depending on how long you have held your shares. See "Transaction Details," page 60, for CDSC schedules and related information.
    EFFECTIVE AUGUST 1, 1997   , the following information replaces similar
information found in "Expenses" on page 4.
                                      Class          Class          Class
                                      A              T              B

Maximum sales charge (as a % of       5.75%          3.50           None
offering price) on purchases of:                     %
TechnoQuant Growth, Mid Cap,
Equity Growth, Growth
Opportunities, Strategic
Opportunities, Large Cap, Growth &
Income, Equity Income, and
Balanced (the Equity Funds)

Maximum sales charge (as a % of       4.75%          3.50           None
offering price) on purchases of:                     %
High Yield, Strategic Income,
Mortgage Securities, Government
Investment, High Income Municipal,
Municipal Bond, California
Municipal Income, and New York
Municipal Income (the Bond Funds)

Maximum sales charge (as a % of       3.75%          2.75           None
offering price) on purchases of:                     %
Intermediate Bond and
Intermediate Municipal Income (the
Intermediate-Term Bond Funds)

Maximum sales charge (as a % of       1.50%          1.50           None
offering price) on purchases of:                     %
Short-Fixed Income and
Short-Intermediate
Municipal Income (the Short-Term
Bond Funds)

Maximum CDSC for all Equity and       Non            Non            5.00%[
Bond Funds (as a % of the lesser      e[A]           e[A]           B]
of original purchase price or
redemption proceeds)

Maximum CDSC for the                  Non            Non            3.00%[
Intermediate-Term Bond                e[A]           e[A]           C]
Funds (as a % of the lesser of the
original purchase price or
redemption proceeds)

Maximum CDSC for the Short-Term       Non            Non            *
Bond Funds (as a % of the lesser      e[A]           e[A]
of the original purchase price or
redemption proceeds)

Maximum sales charge on               Non            Non            None
reinvested distributions              e              e

Redemption fee                        Non            Non            None
                                      e              e

Exchange fee                          Non            Non            None
                                      e              e

Annual account maintenance fee        $12.0          $12.           $12.0
(for accounts under $2,500)           0              00             0

   * FUNDS DO NOT OFFER CLASS B SHARES.
[A] A CONTINGENT DEFERRED SALES CHARGE CHARGE OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A AND CLASS T SHARES ON WHICH A FINDERS FEE WAS PAID. SEE "TRANSACTION DETAILS", PAGE 60.
[B] DECLINES OVER 6 YEARS FROM 5.00% TO 0%.
[C] DECLINES OVER 3 YEARS FROM 3.00% TO 0%.
The following information replaces similar information regarding Growth Opportunities found in "Expenses" on page 5.

EQUITY FUNDS

                       Operating Expenses                        Class    Class T   Class B
                                                                 A

GROWTH OPPORTUNITIES   Management fee                            0.61%    0.61%     0.61%

                       12b-1 fee (including 0.25% Shareholder    0.25%    0.50%     1.00%
                       Service Fee for Class B shares)

                       Other expenses                            0.28%[   0.23%     0.32%
                                                                 A]                 [A]

                       Total operating expenses                  1.14%    1.34%     1.93%


[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
   The following information replaces similar information found in "Expenses" on page 7.
A portion of the brokerage commissions that certain of the funds pay is used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the preceding tables for the applicable class would have been:

                                      Class    Class
                                      T        B

Mid Cap                                1.60%    2.37%

Equity Growth                          1.34%    1.95%

Strategic Opportunities               1.27%    1.79%

Large Cap                              2.00%    2.50%

Equity Income                          1.26%    1.79%

Balanced                               1.20%    1.90%

High Yield                             1.11%    1.79%

Strategic Income                       1.22%    1.87%

Government Investment                  0.99%    1.67%

Intermediate Bond                      0.96%    1.66%

Short-Intermediate Municipal Income    0.89%    *

California Municipal Income            0.87%   1.62%

New York Municipal Income              0.97%   1.62%

   * FUND DOES NOT OFFER CLASS B SHARES
The following information replaces similar information regarding Growth Opportunities found in "Expenses" on page 8. Class A information in the table below reflects Growth Opportunities' maximum Class A front-end sales
charge as in effect through July 31, 1997.     EFFECTIVE AUGUST 1, 1997   ,
Growth Opportunities' maximum Class A front-end sales charge increases from 5.25% to 5.75%.
    EXPENSE TABLE EXAMPLE:    You would pay the following expenses,
including the maximum front-end sales charge or CDSC, as applicable, on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or (2) no redemption, at the end of each time period:
EQUITY FUNDS

            Examples


                                        Full Redemption                       No
                                                                              Redempt
                                                                              ion

                                        Class             Class T   Class B   Class B
                                        A

GROWTH OPPORTUNITIES    After 1 year    $64               $48       $70[A]    $20

                        After 3 years   $87               $76       $91[A]    $61

                        After 5 years   $112              $10       $124[A    $10
                                                          6         ]         4

                        After 10        $18               $19       $19       $19
                        years[B]        4                 1         5         5


   [A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN
YEARS.
    EFFECTIVE AUGUST 1, 1997   , for the funds listed below, the following
information replaces similar information relating to Class A shares found in "Expenses" on page 8. The Class A expense numbers in the table below reflect the August 1, 1997 increases in the funds' maximum Class A front end sales charges.
    EXPENSE TABLE EXAMPLE:    You would pay the following expenses,
including the maximum front-end sales charge or CDSC, as applicable, on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or (2) no redemption, at the end of each time period:
EQUITY FUNDS

                                          Example
                                          s

                                          Full
                                          Redemption

                                          Class A

TECHNOQUANT GROWTH        After 1 year    $71

                          After 3 years   $99

MID CAP                   After 1 year    $71

                          After 3 years   $98

EQUITY GROWTH             After 1 year    $69

                          After 3 years   $93

                          After 5 years   $119

                          After 10        $194
                          years

GROWTH OPPORTUNITIES      After 1 year    $68

                          After 3 years   $92

                          After 5 years   $117

                          After 10        $188
                          years

STRATEGIC OPPORTUNITIES   After 1 year    $70

                          After 3 years   $95

                          After 5 years   $122

                          After 10        $200
                          years

LARGE CAP                 After 1 year    $74

                          After 3 years   $109

GROWTH & INCOME           After 1 year    $69

                          After 3 years   $93

EQUITY INCOME             After 1 year    $68

                          After 3 years   $90

                          After 5 years   $115

                          After 10        $184
                          years

BALANCED                  After 1 year    $68

                          After 3 years   $90

                          After 5 years   $115

                          After 10        $184
                          years


TAXABLE INCOME FUNDS

                                        Example
                                        s

                                        Full
                                        Redemption

                                        Class A

HIGH YIELD              After 1 year    $58

                        After 3 years   $81

                        After 5 years   $106

                        After 10        $177
                        years

STRATEGIC INCOME        After 1 year    $60

                        After 3 years   $85

                        After 5 years   $113

                        After 10        $191
                        years

MORTGAGE SECURITIES     After 1 year    $56

                        After 3 years   $75

                        After 5 years   $95

                        After 10        $153
                        years

GOVERNMENT INVESTMENT   After 1 year    $56

                        After 3 years   $75

                        After 5 years   $95

                        After 10        $153
                        years

INTERMEDIATE BOND       After 1 year    $46

                        After 3 years   $65

                        After 5 years   $85

                        After 10        $144
                        years

MUNICIPAL FUNDS

            Example
            s

            Full
            Redemption

            Class A

HIGH INCOME MUNICIPAL           After 1 year    $56

                                After 3 years   $75

                                After 5 years   $95

                                After 10        $153
                                years

MUNICIPAL BOND                  After 1 year    $56

                                After 3 years   $75

                                After 5 years   $95

                                After 10        $153
                                years

INTERMEDIATE MUNICIPAL INCOME   After 1 year    $46

                                After 3 years   $65

                                After 5 years   $85

                                After 10        $144
                                years

STATE MUNICIPAL FUNDS

                                              Example
                                              s

                                              Full
                                              Redemption

                                              Class A

CALIFORNIA MUNICIPAL INCOME   After 1 year    $56

                              After 3 years   $75

NEW YORK MUNICIPAL INCOME     After 1 year    $56

                              After 3 years   $75

                              After 5 years   $95

                              After 10        $153
                              years

   The following information replaces similar information found in "Expenses" on page 11.
If these agreements were not in effect, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:

                                 Other Expenses                           Total Operating Expenses

                                 Class            Class       Class       Class                      Class       Class B
                                 A[A]             T           B           A[A]                       T

Large Cap                         0.96             1.34%       2.35%       1.81%                      2.44%       3.95%
                                 %

Strategic Income                  0.65%            (dagger)    (dagger)    1.39%                      (dagger)    (dagger)

Mortgage                          2.25%            0.53%       1.08%       2.85%                      1.23%       2.43%
Securities[A]

Government                        0.72             (dagger)    0.43%       1.32%                      (dagger)    1.78%
Investment                       %

Intermediate Bond                 0.48             (dagger)    0.44%       1.08%                      (dagger)    1.79%
                                 %

Short Fixed-Income                0.50             (dagger)    *           1.10%                      (dagger)    *
                                 %

High Income                       0.48             (dagger)    (dagger)    1.03%                      (dagger)    (dagger)
Municipal                        %

Municipal Bond[A]                 2.80%            0.37%       0.52%       3.35%                      1.02%       1.82%

Intermediate                      1.00%            0.39%       0.56%       1.55%                      1.04%       1.86%
Municipal Income

Short-Intermediate                1.29%            0.60%       *           1.84%                      1.15%       *
Municipal Income

California Municipal Income[A]    2.01%            0.38%       0.95%       2.50%[B]                   1.03%       2.25%

New York Municipal Income         1.95%            1.97%       2.42%       2.50%                      2.62%       3.72%


   * FUND DOES NOT OFFER CLASS B SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
[B] LIMITED IN ACCORDANCE WITH A STATE LIMITATION. WITHOUT THIS LIMITATION, TOTAL OPERATING EXPENSES WOULD BE 2.56% FOR CALIFORNIA MUNICIPAL INCOME, CLASS A.
(dagger) TOTAL OPERATING EXPENSES WERE LESS THAN THE VOLUNTARY EXPENSE CAPS IN EFFECT DURING THE FISCAL YEAR ENDED 1996.
    EFFECTIVE AUGUST 1, 1997   , for the funds listed below, the following
information replaces similar information relating to Class A load adjusted total return figures found in "Performance" on pages 30-32. The total return figures in the table below reflect the August 1, 1997 increases in the funds' maximum Class A front-end sales charges. Unless revised in this prospectus supplement, the footnotes to the total return tables found in "Performance" on pages 35-36 remain unchanged.
EQUITY FUNDS - CLASS A

      Average Annual Total Return F   Cumulative Total Return F

      Past 1    Past 5    10 Years/   Past 1    Past 5    10 Years/
      year      years     Life of     year      years     Life of
                          fund+                           fund+


MID CAP - CLASS A (LOAD ADJ.) [A][C]                   n/a      n/a     n/a     n/a      n/a     10.27
                                                                                                 %

EQUITY GROWTH - CLASS A (LOAD ADJ.) [A][C]             12.13    17.36   18.92   12.13    122.6   465.4
                                                       %        %       %       %        4%      4%

GROWTH OPPORTUNITIES - CLASS A (LOAD ADJ.)[A][B]       10.78    16.27   19.84   10.78    112.5   406.4
                                                       %        %       %       %        1%      6%

STRATEGIC OPPORTUNITIES - CLASS A (LOAD ADJ.) [A][D]   (4.30)   10.78   11.21   (4.30)   66.84   189.4
                                                       %        %       %       %        %       3%

LARGE CAP - CLASS A (LOAD ADJ.) [A][C]                 n/a      n/a     n/a     n/a      n/a     11.50
                                                                                                 %

EQUITY INCOME - CLASS A (LOAD ADJ.) [A][C]             11.97    17.59   12.53   11.97    124.7   225.6
                                                       %        %       %       %        9%      7%

BALANCED - CLASS A (LOAD ADJ.)[A][B]                   2.96%    7.35%   10.64   2.96%    42.58   170.1
                                                                        %                %       2%


TAXABLE BOND FUNDS - CLASS A

      Average Annual Total Return F   Cumulative Total Return F

      Past 1    Past 5    10 years/   Past 1    Past 5    10 years/
      year      years     Life of     year      years     Life of
                          fund+                           fund+


HIGH YIELD - CLASS A (LOAD ADJ.)[A][B]               7.34%    13.24   13.17   7.34%    86.25   237.3
                                                              %       %                %       3%

STRATEGIC INCOME - CLASS A (LOAD ADJ.)[A][D]         7.45%    n/a     13.37   7.45%    n/a     31.34
                                                                      %                        %

MORTGAGE SECURITIES - CLASS A                        1.65%    6.75%   7.78%   1.65%    38.64   111.4
(LOAD ADJ.) [A][E]                                                                     %       7%

GOVERNMENT INVESTMENT - CLASS A (LOAD ADJ.) [A][B]   (0.61)   5.72%   6.52%   (0.61)   32.08   85.96
                                                     %                        %        %       %

INTERMEDIATE BOND - CLASS A (LOAD ADJ.) [A][C]       0.93%    6.12%   7.26%   0.93%    34.60   101.5
                                                                                       %       0%


MUNICIPAL FUNDS - CLASS A

      Average Annual Total Return F   Cumulative Total Return F


                                                    Past 1    Past 5    10 years/   Past 1    Past 5    10 years/
                                                    year      years     Life of     year      years     Life of
                                                                        fund+                           fund+

HIGH INCOME MUNICIPAL - CLASS A (LOAD ADJ.)[A][B]   (0.53)    5.89%     8.52%       (0.53)    33.16     111.11
                                                    %                               %         %         %

MUNICIPAL BOND - CLASS A (LOAD ADJ.)[A] [D]         (1.05)    5.69%     6.69%       (1.05)    31.88     91.13
                                                    %                               %         %         %

INTERMEDIATE MUNICIPAL INCOME - CLASS A             0.94%     5.21%     5.73%       0.94%     28.90     74.57
(LOAD ADJ.)[A][C]                                                                             %         %


STATE MUNICIPAL FUNDS - CLASS A

      Average Annual Total Return F   Cumulative Total Return F


                                               Past 1    Past 5    10 years/   Past 1    Past 5    10 years/
                                               year      years     Life of     year      years     Life of
                                                                   fund+                           fund+

CALIFORNIA MUNICIPAL INCOME - CLASS A (LOAD    n/a       n/a       n/a         n/a       n/a       (2.87)
ADJ.)[A][B]                                                                                        %

NEW YORK MUNICIPAL INCOME - CLASS A (LOAD      0.23%     n/a       4.23%       0.23%     n/a       5.09%
ADJ.)[A][B]


   [A] LOAD ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING CLASS A'S MAXIMUM FRONT-END SALES CHARGE OF 5.75% FOR THE EQUITY FUNDS; 4.75% FOR THE BOND FUNDS; 3.75% FOR THE INTERMEDIATE-TERM BOND FUNDS; AND 1.50% FOR THE SHORT-TERM BOND FUNDS. LOAD ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING CLASS T'S MAXIMUM FRONT-END SALES CHARGE OF 3.50% FOR THE EQUITY FUNDS AND BOND FUNDS; 2.75% FOR THE INTERMEDIATE-TERM BOND FUNDS; AND 1.50% FOR THE SHORT-TERM BOND FUNDS. CLASS B'S CDSC INCLUDED IN THE TOTAL RETURN FIGURES ARE CALCULATED PURSUANT TO THE CDSC SCHEDULES FOUND ON PAGE 62.
The following information replaces similar information found in footnote F of the "Performance" section on page 36.
[F] CLASS A OF MUNICIPAL BOND COMMENCED OPERATIONS ON MARCH 3, 1997. RETURNS BETWEEN JULY 1, 1996 AND FEBRUARY 28, 1997 ARE THOSE OF CLASS T AND REFLECT CLASS T'S 0.25% 12B-1 FEE. RETURNS PRIOR TO THAT DATE ARE THOSE OF INITIAL CLASS, THE ORIGINAL CLASS OF THE FUND WHICH DOES NOT BEAR A 12B-1 FEE. CLASS A'S RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE WAS REFLECTED IN RETURNS PRIOR TO JULY 1, 1996.
 INITIAL OFFERING OF CLASS B SHARES OF EQUITY GROWTH TOOK PLACE ON DECEMBER 31, 1996. CLASS B SHARES BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE), WHICH IS NOT REFLECTED IN PRIOR RETURN DATES. RETURNS BETWEEN SEPTEMBER 10, 1992 AND DECEMBER 31, 1996 ARE THOSE OF CLASS T AND REFLECT CLASS T'S APPLICABLE 12B-1 FEE (0.65% PRIOR TO JANUARY 1, 1996). RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS, THE ORIGINAL CLASS OF THE FUND, WHICH DOES NOT BEAR A 12B-1 FEE. CLASS B RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) HAD BEEN REFLECTED IN PRIOR DATE RETURNS.
 INITIAL OFFERING OF CLASS B SHARES OF BALANCED TOOK PLACE ON DECEMBER 31, 1996. CLASS B SHARES BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING
FEE), WHICH IS NOT REFLECTED IN PRIOR RETURN DATES. RETURNS BETWEEN JANUARY 6, 1987 AND DECEMBER 31, 1996 ARE THOSE OF CLASS T AND REFLECT CLASS T'S APPLICABLE 12B-1 FEE (0.65% PRIOR TO JANUARY 1, 1996). CLASS B RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING
FEE) HAD BEEN REFLECTED IN PRIOR DATE RETURNS.
   The following information replaces similar information found in the "Charter" section on page 38.
    THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS.    These
meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. For shareholders of TechnoQuant Growth, Mid Cap, Equity Growth, Large Cap, and Growth & Income, you are entitled to one vote for each share you own. For shareholders of Growth Opportunities, Strategic Opportunities, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, the number of votes you are entitled to is based upon the dollar value of your investment.
The following information replaces similar information under the heading "FMR and Its Affiliates" in the "Charter" section beginning on page 38. George Fischer is manager of Advisor Municipal Bond and Advisor High Income Municipal, which he has managed since October 1995 and April 1997, respectively. He also manages several other Fidelity funds. Since joining Fidelity in 1989, Mr. Fischer has worked as an analyst and manager.
   The following information supplements similar information found in "FMR and Its Affiliates" on page 40.
As of May 31, 1997, approximately 44.14% and 28.67% of California Municipal Income's and New York Municipal Income's total outstanding shares, respectively, were held by an FMR affiliate. Therefore based on his membership in this family group, Mr. Edward C. Johnson 3d may be deemed to be a beneficial owner of these shares of California Municipal Income and New York Municipal Income.
The following information replaces similar information found in "Investment Principles and Risks" on page 43.
HIGH INCOME MUNICIPAL FUND seeks high current income that is free from federal income tax by investing primarily in investment-grade municipal securities. The fund may also invest up to 35% of its assets in below investment-grade securities. FMR normally invests so that at least 80% of the fund's assets are invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 16.4 years.
The following information replaces similar information found under the heading "Securities and Investment Practices" in the "Investment Principles and Risks" section on page 46.
High Income Municipal currently intends to limit its investments in below investment-grade securities to less than 35% of its assets and does not currently intend to invest more than 10% of its total assets in bonds that are in default. A security is considered to be investment-grade quality if it is rated investment-grade by Moody's Investor Service, Standard and Poor's, Duff & Phelps Credit Rating Co., or Fitch Investors Service L.P., or is unrated but judged by FMR to be of equivalent quality.
   The following information replaces the similar information found under the heading "Equity Securities" in the "Securities and Investment Practices" section on page 44.
    RESTRICTIONS:    With respect to 75% of its total assets, each of
TechnoQuant Growth, Mid Cap, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. For TechnoQuant Growth, Strategic Opportunities, and Growth & Income, this limitation does not apply to securities of other investment companies.
With respect to 100% of its total assets, Equity Growth may not purchase more than 10% of the outstanding voting securities of a single issuer.
The following information replaces the similar information found under the heading "Diversification" in the "Securities and Investment Practices" section on page 48.
    RESTRICTIONS:    With respect to 100% of its total assets Equity Growth
may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities.
With respect to 75% of its total assets each of TechnoQuant Growth, Mid Cap, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Strategic Opportunities, and Growth & Income, to securities of other investment companies.
The following information replaces the similar information found in the "Fundamental Investment Policies and Restrictions" section on page 49.
With respect to 75% of its total assets each of TechnoQuant Growth, Mid Cap, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. With respect to 100% of its total assets, Equity Growth may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Strategic Opportunities, and Growth & Income, to securities of other investment companies.
With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. With respect to 100% of its total assets, Equity Growth may not purchase more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Strategic Opportunities, and Growth & Income, to securities of other investment companies.
The following information replaces the similar information under the heading "Management Fee" in the "Breakdown of Expenses" section on page 50.
Investment performance will be measured separately for each class of shares offered by Growth Opportunities and the least of the results obtained will be used in calculating the performance adjustment. Investment performance for Strategic Opportunities will be represented by the average performance of all classes of the fund, weighted according to their average assets for each month.
The following information replaces similar information found in "How to Buy Shares" on page 54.
Once each business day, two share prices are calculated for Class A and Class T shares of each fund: the offering price and the NAV. If you pay a front-end sales charge or qualify for a reduction as described on page 61, your Class A or Class T share price will be the offering price. If you qualify for a front-end sales charge waiver as described on page 64, your Class A or Class T share price will be the NAV. When you buy Class A or Class T shares at the offering price, the transfer agent deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. Class B's NAV is also calculated every business day. Class B shares of each fund are sold without a front-end sales charge and may be subject to a CDSC upon redemption. For information on how the CDSC is calculated, see "Transaction Details," page 60.
PURCHASE AMOUNTS OF MORE THAN $250,000 WILL NOT BE ACCEPTED FOR CLASS B
SHARES.
The following information replaces similar information found in "Investor Services" on page 58.
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your Class A, Class T, or Class B account. Accounts with a value of $10,000 or more in Class A, Class T or Class B shares are eligible for this program. Aggregate redemptions per 12 month period from your Class B account may not exceed 10% of the account value and are not subject to a CDSC. Because of Class A's and Class T's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A or Class T shares on a regular basis.
       EFFECTIVE AUGUST 1, 1997   , the following information replaces
similar information found in "Transaction Details" on page 61.
    THE OFFERING PRICE    (price to buy one share) of Class A and Class T
of each fund is its NAV, divided by the difference between one and the applicable sales charge percentage. Class A has a maximum sales charge of 5.75% of the offering price for the Equity Funds; 4.75% of the offering price for the Bond Funds; 3.75% of the offering price for the Intermediate-Term Bond Funds; and 1.50% of the offering price for the Short-Term Bond Funds. Class T has a maximum sales charge of 3.50% of the offering price for the Equity Funds and the Bond Funds; 2.75% of the offering price for the Intermediate-Term Bond Funds; and 1.50% of the offering price for the Short-Term Bond Funds. The offering price of Class B
of each fund is its NAV. A class's     REDEMPTION PRICE    (price to sell
one share) is its NAV minus any applicable CDSC.
    SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS - CLASS A
EQUITY FUNDS:              Sales Charge               Investment
                                                      Profession
                                                      al
                                                      Concession
                                                      as % of
                                                      Offering
                                                      Price

                           As a % of      As an
                           Offering       approxim
                           Price          ate % of
                                          Net
                                          Amount
                                          Invested

Up to $49,999               5.75%          6.10%       5.00%

$50,000 to $99,999          4.50%          4.71%       3.75%

$100,000 to $249,999        3.50%          3.63%       2.75%

$250,000 to $499,999        2.50%          2.56%       2.00%

$500,000 to $999,999        2.00%          2.04%       1.75%

$1,000,000 - $24,999,999    1.00%          1.01%      0.75%

$25,000,000 or more        None*          None*       *

BOND FUNDS:                Sales Charge               Investment
                                                      Profession
                                                      al
                                                      Concession
                                                      as % of
                                                      Offering
                                                      Price

                           As a % of      As an
                           Offering       approxim
                           Price          ate % of
                                          Net
                                          Amount
                                          Invested

Up to $49,999               4.75%          4.99%       4.25%

$50,000 to $99,999          4.50%          4.71%       4.00%

$100,000 to $249,999        3.50%          3.63%       3.00%

$250,000 to $499,999        2.50%          2.56%       2.25%

$500,000 to $999,999        2.00%          2.04%       1.75%

$1,000,000 - $24,999,999    0.50%          0.50%       0.50%

$25,000,000 or more        None*          None*       *

INTERMEDIATE-TERM BOND FUNDS:   Sales Charge               Investment
                                                           Profession
                                                           al
                                                           Concession
                                                           as % of
                                                           Offering
                                                           Price

                                As a % of      As an
                                Offering       approxim
                                Price          ate % of
                                               Net
                                               Amount
                                               Invested

Up to $49,999                    3.75%          3.91%       3.00%

$50,000 to $99,999               3.00%          3.10%       2.25%

$100,000 to $249,999             2.25%          2.30%       1.75%

$250,000 to $499,999             1.75%          1.78%       1.50%

$500,000 to $999,999             1.50%          1.52%       1.25%

$1,000,000 - $24,999,999         0.50%          0.50%       0.50%

$25,000,000 or more             None*          None*       *

SHORT-TERM BOND FUNDS:     Sales Charge               Investment
                                                      Profession
                                                      al
                                                      Concession
                                                      as % of
                                                      Offering
                                                      Price

                           As a % of      As an
                           Offering       approxim
                           Price          ate % of
                                          Net
                                          Amount
                                          Invested

Up to $499,999              1.50%          1.52%       1.25%

$500,000 to $999,999        1.00%          1.01%       0.75%

$1,000,000 - $24,999,999   None           None        None

$25,000,000 or more        None*          None        *
                                          *

   * SEE SECTION ENTITLED FINDERS FEE.
    EFFECTIVE AUGUST 1, 1997   , the following information replaces similar
information found in "Transaction Details" on page 62.
    FINDERS FEE.    On eligible purchases of (i) Class A shares in amounts
of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, and (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the amount purchased.
Any assets on which a finders fee has been paid will bear a CDSC (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, Daily Money Class (formerly Initial Class) shares of Treasury Fund (formerly Daily Money Fund: U.S. Treasury Portfolio), Prime Fund (formerly Daily Money Fund: Money Market Portfolio), or Tax-Exempt Fund (formerly Daily Tax-Exempt Money Fund), for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the shares at the initial date of purchase or the value of the shares at redemption, not including any reinvested dividends or capital gains. Class A or Class T CDSC shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by other Class A or Class T CDSC shares that have been held for the longest period of time.
Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.
With respect to employee benefit plans, the Class A or Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70. Your investment professional should advise the transfer agent at the time your redemption order is placed if you qualify for a waiver of the Class A or Class T CDSC.
The following information replaces similar information found in "Transaction Details" on page 63.
       REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A, Class T, or Class B shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or any of the other Fidelity Advisor funds, at the NAV next determined after receipt and acceptance of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC, if any, you paid on Class T or Class B shares will be reimbursed to you by reinvesting that amount in
Class T shares or Class B shares, as applicable.         EFFECTIVE AUGUST
1, 1997   ,  the dollar amount of the CDSC, if any, you paid on Class A, shares will likewise be reimbursed to you by reinvesting that amount in Class A shares. You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC holding period schedule, the holding period of your Class T or Class B shares will continue as if the shares had not been
redeemed.     EFFECTIVE AUGUST 1, 1997   , for purposes of the CDSC holding
period schedule, the holding period of your Class A, shares will also continue as if the shares had not been redeemed.
    EFFECTIVE AUGUST 1, 1997   , the following information replaces similar
information found in "Exchange Restrictions" on page 64.
(small solid bullet) Any exchanges of Class A, Class T, or Class B shares are not subject to a CDSC.
The following information supplements information found in "Sales Charge Reductions and Waivers" on page 65.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A SHARES:
1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds;
2. Purchased by a trust institution or bank trust department (excluding employee benefit plan assets) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
3. Purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
4. Purchased on a discretionary basis by a registered investment advisor which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver.
For the purpose of load waiver (3) certain broker dealers that otherwise meet the qualifications and asset minimums established by FDC are not required to sign a participation agreement.
       EFFECTIVE AUGUST 1, 1997   , the following information supplements
information found in "Sales Charge Reductions and Waivers" on page 65.
    A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:
    5. Purchased as part of an employee benefit plan having $25 million or more in plan assets.
The following information replaces similar information found in "Sales Charge Reductions and Waivers" on page 66.
If you are investing through an account managed by a broker-dealer, if you have authorized an investment adviser to make investment decisions for you, or if you are investing through a trust department, you may qualify to purchase Class T shares without a sales charge (as described in (9), (10) and (13), above), Class A shares without a sales charge (as described in
(2), (3) and (4) above), or Institutional Class shares. Because Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, or Class B shares. Contact your investment professional to discuss if you qualify. THE CDSC ON CLASS B SHARES MAY BE WAIVED:
1. In cases of disability or death, provided that Class B shares are redeemed within one year following the death or the initial determination of disability;
2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 70 1/2, which are permitted without penalty pursuant to the Internal Revenue Code; or
3. In connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program.




SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS
INSTITUTIONAL CLASS FEBRUARY 28,1997 PROSPECTUS
The following information replaces similar information on the cover page. High Yield and Strategic Income may each invest without limitation in lower-quality debt securities, sometimes called "junk bonds." Investors should consider that these securities carry greater risks, such as the risk of default, than other debt securities. Refer to "Investment Principles and Risks" on page 23 for further information.
The following information replaces similar information found in "Who May Want to Invest" on page 3.
High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income are designed for investors in higher tax brackets who seek high current income that is free from federal income tax. Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income also invest consistent with consideration of capital preservation. High Income Municipal may invest in lower-quality municipal securities which invoke greater risks than the investment-grade securities.
   The following information replaces similar information found in "Who May Want to Invest" on page 4.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a distribution fee. Class T shares may be subject to a contingent deferred sales charge (CDSC).
    EFFECTIVE AUGUST 1, 1997,    Class A shares may also be subject to a
CDSC. Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service fee. Because Institutional Class shares have no sales charge and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a higher total return than Class A, Class T or Class B shares.
The following information replaces similar information found in the "Charter" section on page 21.
    THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS.    These
meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. For shareholders of TechnoQuant Growth, Mid Cap, Equity Growth, Large Cap, and Growth & Income, you are entitled to one vote for each share you own. For shareholders of, Growth Opportunities, Strategic Opportunities, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, the number of votes you are entitled to is based upon the dollar value of your investment.
The following information replaces similar information under the heading "FMR and Its Affiliates" in the "Charter" section beginning on page 21. George Fischer is manager of Advisor Municipal Bond and Advisor High Income Municipal, which he has managed since October 1995 and April 1997, respectively. He also manages several other Fidelity funds. Since joining Fidelity in 1989, Mr. Fischer has worked as an analyst and manager.
   The following information supplements similar information found in "FMR and Its Affiliates" on page 23.
As of May 31, 1997, approximately 44.14% and 28.67% of California Municipal Income's and New York Municipal Income's total outstanding shares, respectively, were held by an FMR affiliate. Therefore based on his membership in this family group, Mr. Edward C. Johnson 3d may be deemed to be a beneficial owner of these shares of California Municipal Income and New York Municipal Income.
The following information replaces similar information found in "Investment Principles and Risks" on page 26.
HIGH INCOME MUNICIPAL FUND seeks high current income that is free from federal income tax by investing primarily in investment-grade municipal securities. The fund may also invest up to 35% of its assets in below investment-grade securities. FMR normally invests so that at least 80% of the fund's assets are invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 16.4 years.
   The following information replaces the similar information found under the heading "Equity Securities" in the "Securities and Investment Practices" section on page 27.
    RESTRICTIONS:    With respect to 75% of its total assets, each of,
TechnoQuant Growth, Mid Cap, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. For TechnoQuant Growth, Strategic Opportunities and Growth & Income, this limitation does not apply to securities of other investment companies.
With respect to 100% of its total assets, Equity Growth may not purchase more than 10% of the outstanding voting securities of a single issuer.
The following information replaces similar information found in "Securities and Investment Practices" on page 29.
High Income Municipal currently intends to limit its investments in below investment-grade securities to less than 35% of its assets and does not currently intend to invest more than 10% of its total assets in bonds that are in default. A security is considered to be investment-grade if it is rated investment-grade by Moody's Investor Service, Standard and Poor's, Duff & Phelps Credit Rating Co., or Fitch Investors Service, L.P., or is unrated but judged by FMR to be of equivalent quality.
   The following information replaces the similar information found under the heading "Diversification" in the "Securities and Investment Practices" section on page 31.
    RESTRICTIONS:    With respect to 100% of its total assets Equity Growth
may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities.
With respect to 75% of its total assets each of TechnoQuant Growth, Mid Cap, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Strategic Opportunities and Growth & Income, to securities of other investment companies.
The following information replaces the similar information found in the "Fundamental Investment Policies and Restrictions" section on page 32.
With respect to 75% of its total assets each of, TechnoQuant Growth, Mid Cap, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. With respect to 100% of its total assets, Equity Growth may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Strategic Opportunities and Growth & Income, to securities of other investment companies.
With respect to 75% of its total assets, each of, TechnoQuant Growth, Mid Cap, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. With respect to 100% of its total assets, Equity Growth may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or, for TechnoQuant Growth, Strategic Opportunities and Growth & Income, to securities of other investment companies.
The following information replaces similar information found under the heading "Management Fee" in the "Breakdown of Expenses" section on page 33. Investment performance will be measured separately for each class of shares offered by Growth Opportunities and the least of the results obtained will be used in calculating the performance adjustment. Investment performance for Strategic Opportunities will be represented by the average performance of all classes of the fund, weighted according to their average assets for each month.
The following information supplements the information found in "Exchange Restrictions" on page 43.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose fees of up to 1.00% on purchases, administrative fees of up to $7.50, and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.

SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS:
CLASS A, CLASS T, CLASS B, INSTITUTIONAL CLASS, AND INITIAL CLASS
FEBRUARY 28, 1997
STATEMENT OF ADDITIONAL INFORMATION
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "INVESTMENT POLICIES AND LIMITATIONS" ON PAGE 8.
       STRATEGIC OPPORTUNITIES FUND
    THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;
(4) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(5) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(6) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements or;
(8) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(9) The fund may notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
    THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (6)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(ii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(iii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(iv) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
(v) currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 60
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION IN "PERFORMANCE" ON PAGES 68 AND 69.
   The following tables and charts show performance for each class of shares of each fund. Class A shares have a maximum front-end sales charge of 5.25% for TechnoQuant Growth, Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced (the Equity Funds); 4.25% for Emerging Markets Income, High Yield, Strategic Income, Mortgage Securities, Government Investment, High Income Municipal, Municipal Bond, New York Municipal Income, and California Municipal Income (the Bond Funds); 3.25% for Intermediate Bond and Intermediate Municipal Income (the Intermediate-Term Bond Funds); and 1.50% for Short Fixed-Income and Short-Intermediate Municipal Income (the
Short-Term Bond Funds).     EFFECTIVE AUGUST 1, 1997,    the Equity Funds',
Bond Funds' and the Intermediate Term Bond Funds' Class A shares maximum front-end sales charges increase as follows: 5.75% for the Equity Funds; 4.75% for the Bond Funds; and 3.75% for the Intermediate Term Bond Funds. As the case may be, the performance numbers herein reflect the Class A shares maximum front-end sales charges as in effect through July 31, 1997. Class A shares are also subject to a 12b-1 fee of 0.25% (Equity Funds), and 0.15% (Bond Funds, Intermediate-Term Bond Funds, and Short-Term Bond Funds). Class T shares have a maximum front-end sales charge of 3.50% for the Equity Funds, 3.50% for the Bond Funds, 2.75% for the Intermediate-Term Bond Funds, and 1.50% for the Short-Term Bond Funds. Class T shares are also subject to a 12b-1 fee of 0.50% (the Equity Funds), 0.25% (the Bond Funds and the Intermediate-Term Bond Funds), and 0.15% (the Short-Term Bond Funds). Class B shares have contingent deferred sales charges (CDSC) upon redemption: maximum CDSC is 5.00% for all funds that offer Class B except the Intermediate-Term Bond Funds, which have a maximum CDSC of 3.00%. Class B shares are also subject to a 12b-1 fee of 0.75% (the Equity Funds) or 0.65% (the Bonds Funds and the Intermediate-Term Bond Funds), as well as a 0.25% shareholder services fee. Institutional Class shares do not have a sales charge or a 12b-1 fee. Initial Class shares of Strategic Opportunities have a front-end sales charge of 3.50% and no 12b-1 fee. Initial Class shares of Mortgage Securities and Municipal Bond do not have a sales charge or a 12b-1 fee.
THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN "ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION" ON PAGE 119.
CLASS A SHARES ONLY
   Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's maximum 5.25% (Equity Funds); 4.25% (Bond Funds); 3.25% (Intermediate Bond Funds); or 1.50% (Short Bond Funds) front-end sales charge in connection with a fund's merger with or acquisition of any
investment company or trust.     EFFECTIVE AUGUST 1, 1997,    Class A's
maximum front-end sales charges increase as follows: 5.75% (Equity funds), 4.75% (Bond funds), 3.75% (Intermediate Bond funds). In addition, FDC has chosen to waive Class A's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA), which, in the aggregate, have either more than 200 eligible employees or a minimum of $1,000,000 in assets invested in Fidelity Advisor funds;
   2. to shares purchased by a trust institution or bank trust department (excluding employee benefit plan assets) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
3. to shares purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
4. to shares purchased on a discretionary basis by a registered investment adviser which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver.
   5.     EFFECTIVE AUGUST 1, 1997    to shares purchased by an employee
benefit plan having $25 million or more in plan assets.
For the purpose of load waiver (3), certain broker-dealers that otherwise meet the qualifications and asset minimums established by FDC are not required to sign a participation agreement.
A sales load waiver form must accompany these transactions.
       EFFECTIVE AUGUST 1, 1997,    THE FOLLOWING INFORMATION REPLACES
SIMILAR INFORMATION FOUND IN "ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION" ON PAGE 120.
    FINDERS FEE.    On eligible purchases of (i) Class A shares in amounts
of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, and (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee of 0.25%. Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent"; and an incremental load waived trade toward an investor's $1 million "Letter of Intent". Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."
Any assets in relation to which an investment professional has received such compensation will bear a contingent deferred sales charge (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor Funds, Daily Money Class (formerly Initial Class) shares of Treasury Fund (formerly Daily Money Fund: U.S. Treasury Portfolio), Prime Fund (formerly Daily Money Fund: Money Market Portfolio), or shares of Tax-Exempt Fund (formerly Daily Tax-Exempt Money Fund), for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the shares at the initial date of purchase or the value of the shares at redemption, not including any reinvested dividends or capital gains. Class A or Class T CDSC shares representing reinvested dividends or capital gains, if any, will be redeemed first, followed by other Class A or Class T CDSC shares that have been held for the longest period of time.
With respect to employee benefit plans, the Class A or Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70 1/2.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION" ON PAGE 121.
CLASS B SHARES ONLY
The contingent deferred sales charge (CDSC) on Class B shares may be waived
(1) in the case of disability or death, provided that Class B shares are redeemed within one year following the death or the initial determination of disability; (2) in connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 70 1/2, which are permitted without penalty pursuant to the Internal Revenue Code; or (3) in connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program.
A sales load waiver form must accompany these transactions.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION" ON PAGE 122.
CLASS A, CLASS T, CLASS B, AND INSTITUTIONAL CLASS SHARES ONLY
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM. If you own Class A, Class T, or Institutional Class shares worth $10,000 or more, you can have monthly, quarterly or semi-annual checks sent from your account to you, to a person named by you, or to your bank checking account. If you own Class B shares worth $10,000 or more, you can have monthly or quarterly checks sent from your account to you, to a person named by you, or to your bank checking account. Aggregate redemptions per 12 month period from your Class B account may not exceed 10% of the value of the account and are not subject to a CDSC; and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar amount. Your Systematic Withdrawal Program payments are drawn from Class A, Class T, Class B, or Institutional Class share redemptions, as applicable. If Systematic Withdrawal Plan redemptions exceed income dividends earned on your shares, your account eventually may be exhausted.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "DISTRIBUTIONS AND TAXES" ON PAGE 123.
Each municipal fund purchases securities whose interest FMR believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "TRUSTEES AND OFFICERS" ON PAGE 126.
The Trustees and executive officers of the trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either a trust or FMR are indicated by an asterisk (*).
ROBERT M. GATES (53), Trustee (1997), is a consultant, author, and lecturer
(1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member of the corporate board for LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products) Mr. Gates currently serves as a Trustee for each of the following trusts: Fidelity Advisor Series II, III, IV, V, VI, and VIII, Fidelity Municipal Trust, and Fidelity Income Fund.
WILLIAM O. McCOY (63),Trustee (1997), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988). Mr. McCoy currently serves as a Trustee for each of the following trusts: Fidelity Advisor Series II, III, IV, V, VI, and VIII, Fidelity Municipal Trust, and Fidelity Income Fund.
THE FOLLOWING FOOTNOTE REPLACES A SIMILAR FOOTNOTE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 130.
(double dagger)(double dagger)(double dagger) During the period from May 1, 1996 through December 31, 1996, William O. McCoy served as a Member of the Advisory Board of each trust. Mr. McCoy was appointed to the Board of Trustees of Fidelity Advisor Series II, III, IV, V, and VI, Fidelity Municipal Trust, and Fidelity Income Fund, effective January 1, 1997.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGES 131-135.
As of May 31, 1997, approximately 44.14% of California Municipal Income's, 7.39% of Emerging Markets Income's, 4.05% of Large Cap's, and 28.67% of Municipal Bond's, outstanding shares was held by an FMR affiliate. FMR Corp. is the ultimate parent company of this FMR affiliate. By virtue of his ownership interest in FMR Corp., as described in the "FMR" section on page 125, Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of California Municipal Income's, Emerging Markets Income's, Large Cap's, and Municipal Bond's shares, the Trustees and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.
   As of May 31, 1997, the following owned of record or beneficially 5% or more of the outstanding shares of the classes of the following Fidelity Advisor funds:
    ADVISOR BALANCED - CLASS A:    EQ Financial Consultants, New York, NY
(10.99%); First Tennessee Bank, Memphis, TN (7.61%).
    ADVISOR BALANCED - CLASS T   : CIGNA, Hartford, CT (22.15%); Smith
Barney, New York, NY (5.24%).
    ADVISOR BALANCED - CLASS B:    Royal Alliance Assoc., Inc., Birmingham,
AL (5.92%).
    ADVISOR BALANCED - INSTITUTIONAL CLASS:    Whitney National Bank, New
Orleans, LA (33.07%); Valley National Bank, Clifton, NJ (14.31%); Charles Schwab and Co., Inc., San Francisco, CA (9.38%); Moss Lawton, Chicago, IL (8.19%); Benefit Services Corporation, Atlanta, GA (6.09%).
    ADVISOR CALIFORNIA MUNICIPAL INCOME - CLASS A:    FMR Corp., Boston, MA
(105.20%); Sunamerica Securities, Inc., Phoenix, AZ (34.18%).
    ADVISOR CALIFORNIA MUNICIPAL INCOME - CLASS T:    First Allied
Securities, Inc., Cokeville, WY (21.42%); Prudential Securities, New York, NY (15.83%); Hornor Townsend & Kent, Philadelphia, PA (12.58%); W. S. Griffith & Co., Inc., San Diego, CA (5.48%).
    ADVISOR CALIFORNIA MUNICIPAL INCOME - CLASS B:    FMR Corp., Boston, MA
(13.02%); UBOC Investment Services, Inc., Los Angeles, CA (12.54%); U. S. Life Equity Sales, New York, NY (12.11%); Prudential Securities, New York, NY (9.08%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (7.51%); Piper Jaffrey & Hopwood, Inc., Minneapolis, MN (7.34%); A. G. Edwards & Sons, St. Louis, MO (6.67%); Alliance Advisory & Securities, Westlake Village, CA (6.42%); PaineWebber, Inc., Weehawken, NJ (6.33%); Sunamerica Securities, Inc., Phoenix, AZ (5.30%).
    ADVISOR CALIFORNIA MUNICIPAL INCOME - INSTITUTIONAL CLASS:    FMR
Corp., Boston, MA (99.61%).
    ADVISOR EMERGING MARKETS INCOME - CLASS A:    FMR Corp., Boston, MA
(11.67%); Dain Bosworth, Inc., Minneapolis, MN (10.22%); PNC Securities, Pittsburgh, PA (7.55%); Washington Square Securities, Minneapolis, MN (6.96%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (5.43%).
    ADVISOR EMERGING MARKETS INCOME - CLASS T:    FMR Corp., Boston, MA
(9.37%); Donaldson, Lufkin & Jenrette, New York, NY (6.80%).
    ADVISOR EMERGING MARKETS INCOME - CLASS B:    Donaldson, Lufkin &
Jenrette, New York, NY (9.26%); PaineWebber, Inc., Weehawken, NJ (6.83%).
    ADVISOR EMERGING MARKETS INCOME - INSTITUTIONAL CLASS:    Robert E.
Jones & Associates, Denver, CO (59.98%); First National Bank La Jolla, La Jolla, CA (7.36%).
    ADVISOR EQUITY GROWTH - CLASS A:    FIS Securities, Inc., Providence,
RI (9.60%); Donaldson, Lufkin & Jenrette, New York, NY (6.68%).
    ADVISOR EQUITY GROWTH - CLASS T:    CIGNA, Hartford, CT (8.88%); Smith
Barney, New York, NY (5.61%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (5.33%).
    ADVISOR EQUITY GROWTH - CLASS B   : FIS Securities, Inc., Providence,
RI (11.76%).
    ADVISOR EQUITY INCOME - CLASS A:    Donaldson, Lufkin & Jenrette, New
York, NY (8.16%); FIS Securities, Inc., Providence, RI (6.04%).
    ADVISOR EQUITY INCOME - CLASS T:    Smith Barney, New York, NY (5.33%).
    ADVISOR EQUITY INCOME - CLASS B:    Merrill Lynch Pierce Fenner &
Smith, Jacksonville, FL (7.26%); Smith Barney, New York, NY (7.18%); Donaldson, Lufkin & Jenrette, New York, NY (6.61%).
    ADVISOR EQUITY INCOME - INSTITUTIONAL CLASS:    Bank of Boston, Boston,
MA (29.73%); First National Bank of Ohio, Akron, OH (13.12%); First Hawaiian Bank, Honolulu, HI (5.82%).
    ADVISOR GOVERNMENT INVESTMENT - CLASS A:    FMR Corp., Boston, MA
(15.00%); Wilmington Trust Company, Wilmington, DE (12.68%); CJM Planning Corp., Fair Lawn, NJ (10.68%); A. G. Edwards & Sons, St. Louis, MO (9.08%); Vestax Securities, Hudson, OH (9.00%); UBOC Investment Services, Inc., Los Angeles, CA (7.28%); EQ Financial Consultants, New York, NY (6.92%).
    ADVISOR GOVERNMENT INVESTMENT - CLASS T:    Oriental Financial Services
Corp., Hato Rey, PR (6.54%); Commonwealth Equity Services, Waltham, MA (6.28%); Smith Barney, New York, NY (5.02%).
    ADVISOR GOVERNMENT INVESTMENT - CLASS B:    Donaldson, Lufkin &
Jenrette, New York, NY (7.52%); Royal Alliance Assoc., Inc., Birmingham, AL (6.29%); Smith Barney, New York, NY (5.31%).
    ADVISOR GOVERNMENT INVESTMENT - INSTITUTIONAL CLASS:    First Hawaiian
Bank, Honolulu, HI (63.05%); First Security Trust Company, Coral Gables, FL (6.02%).
    ADVISOR GROWTH OPPORTUNITIES - CLASS A:    Donaldson, Lufkin &
Jenrette, New York, NY (6.28%); Prudential Securities, New York, NY (6.04%); A. G. Edwards & Sons, St. Louis, MO (5.09%).
    ADVISOR GROWTH OPPORTUNITIES - CLASS T   : CIGNA, Hartford, CT
(16.42%); Smith Barney, New York, NY (6.72%).
    ADVISOR GROWTH OPPORTUNITIES - CLASS B:    Merrill Lynch Pierce Fenner
& Smith, Jacksonville, FL (9.76%); A. G. Edwards & Sons, St. Louis, MO (6.83%); Smith Barney, New York, NY (6.46%); Prudential Securities, New York, NY (5.54%).
    ADVISOR GROWTH OPPORTUNITIES - INSTITUTIONAL CLASS:    Frost National
Bank, San Antonio, TX (9.55%); Charles Schwab and Co., Inc., San Francisco, CA (9.54%); Marshall & Ilsley Trust Co., Milwaukee, WI (7.31%).
    ADVISOR HIGH INCOME MUNICIPAL - CLASS A:    Dain Bosworth, Inc.,
Minneapolis, MN (29.02%); A. G. Edwards & Sons, St. Louis, MO (19.28%); 1717 Capital Management Company, Newark, DE (15.87%); FMR Corp., Boston, MA (6.18%); EQ Financial Consultants, New York, NY (5.75%); Corelink Financial, Providence, RI (5.47%).
    ADVISOR HIGH INCOME MUNICIPAL - CLASS T:    Smith Barney, New York, NY
(8.75%); A. G. Edwards & Sons, St. Louis, MO (6.86%); Royal Alliance Assoc., Inc., Birmingham, AL (5.26%); Donaldson, Lufkin & Jenrette, New York, NY (5.09%).
    ADVISOR HIGH INCOME MUNICIPAL - CLASS B:    Donaldson, Lufkin &
Jenrette, New York, NY (10.32%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (5.26%).
    ADVISOR HIGH INCOME MUNICIPAL - INSTITUTIONAL CLASS:    Tompkins County
Trust Company, Ithaca, NY (19.03%); FMR Corp., Boston, MA (12.49%); Charles Schwab and Co., Inc., San Francisco, CA (6.58%); Liberty National Bank & Trust, Oklahoma City, OK (6.40%); Jack White & Company - TX, Beaumont, TX (5.55%); Evergreen Bank, N.A., Glens Falls, NY (5.55%); University Bank, Houston, TX (5.26%).
    ADVISOR HIGH YIELD - CLASS A:    FIS Securities, Providence, RI
(13.09%); Donaldson, Lufkin & Jenrette, New York, NY (8.22%).
    ADVISOR HIGH YIELD - CLASS T:    Donaldson, Lufkin & Jenrette, New
York, NY (9.06%); Smith Barney, New York, NY (6.17%); Manulife Financial, Canada (5.94%).
    ADVISOR HIGH YIELD - CLASS B:    Merrill Lynch Pierce Fenner & Smith,
Jacksonville, FL (10.58%); Donaldson, Lufkin & Jenrette, New York, NY (8.20%); Prudential Securities, New York, NY (6.79%); Smith Barney, New York, NY (5.98%).
    ADVISOR HIGH YIELD - INSTITUTIONAL CLASS:    Charles Schwab and Co.,
Inc., San Francisco, CA (18.03%); Donaldson, Lufkin & Jenrette, New York, NY (10.12%); Resources Trust Company, Englewood, CO (7.56%); First Hawaiian Bank, Honolulu, HI (6.49%); Capital Planning Corp., Bellevue, WA (5.08%).
    ADVISOR INTERMEDIATE BOND - CLASS A:    FIS Securities, Inc.,
Providence, RI (30.64%); Corelink Financial, Providence, RI (13.33%); Donaldson, Lufkin & Jenrette, New York, NY (9.26%); FMR Corp., Boston, MA (5.80%); Prudential Securities, New York, NY (5.58%).
    ADVISOR INTERMEDIATE BOND - CLASS T:    PaineWebber, Inc., Weehawken,
NJ (8.22%).
    ADVISOR INTERMEDIATE BOND - CLASS B:        Donaldson, Lufkin &
Jenrette, New York, NY (11.67%); Royal Alliance Assoc., Inc., Birmingham, AL (6.19%).
    ADVISOR INTERMEDIATE BOND - INSTITUTIONAL CLASS:    Mercantile Bank,
N.A., St. Louis, MO (12.75%); Amivest Corporation, New York, NY (6.41%); Magna Trust Company, Belleville, IL (6.23%); Bank of Mississippi, Jackson, MS (5.75%).
    ADVISOR INTERMEDIATE MUNICIPAL INCOME - CLASS A:    FMR Corp., Boston,
MA (34.84%); Summit Trust Company, Summit, NJ (33.49%); Locust Street Securities, Inc., Des Moines, IA (26.25%); Corelink Financial, Providence, RI (15.65%).
    ADVISOR INTERMEDIATE MUNICIPAL INCOME - CLASS T   : Royal Alliance
Assoc., Inc., Birmingham, AL (8.75%); Smith Barney, New York, NY (6.98%); Commonwealth Equity Services, Waltham, MA (5.44%).
    ADVISOR INTERMEDIATE MUNICIPAL INCOME - CLASS B:    Merrill Lynch
Pierce Fenner & Smith, Jacksonville, FL (12.04%); National Financial Services Corporation, Boston, MA (7.61%); Prudential Securities, New York, NY (7.07%); Donaldson, Lufkin & Jenrette, New York, NY (6.93%); Royal Alliance Assoc., Inc., Birmingham, AL (6.35%); A. G. Edwards & Sons, St. Louis, MO (6.08%).
    ADVISOR INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS:    Liberty
National Bank & Trust, Oklahoma City, OK (24.47%); Wells Fargo Bank, San Francisco, CA (12.90%); Frost National Bank, San Antonio, TX (10.88%); South Holland Bancorp, South Holland, IL (8.94%); Citizens National Bank of Evansville, Evansville, IN (6.20%); Laird Norton Co., Seattle, WA (5.71%).
    ADVISOR LARGE CAP - CLASS A:    A. G. Edwards & Sons, St. Louis, MO
(12.19%); FMR Corp., Boston, MA (7.63%); Westport Bank and Trust Co., Westport, CT (6.24%); LaSalle St. Securities, Inc., Chicago, IL (6.03%); 1717 Capital Management Company, Newark, DE (5.62%).
    ADVISOR LARGE CAP - CLASS T:    Dain Bosworth, Inc., Minneapolis, MN
(8.07%); Securities America, Inc., Omaha, NE (7.86%).
    ADVISOR LARGE CAP -CLASS B:    Dain Bosworth, Inc., Minneapolis, MN
(20.70%); Prudential Securities, New York, NY (7.53%).
    ADVISOR LARGE CAP - INSTITUTIONAL CLASS:    FMR Corp., Boston, MA
(39.94%); Charles Schwab and Co., Inc., San Francisco, CA (21.21%); Union Planters National Bank, Memphis, TN (13.71%); First Hawaiian Bank, Honolulu, HI (8.16%).
    ADVISOR MID CAP - CLASS A:    PaineWebber, Inc., Weehawken, NJ (7.88%);
Smith Barney, New York, NY (6.50%); A. G. Edwards & Sons, St. Louis, MO (6.15%); First Tennessee Bank, Memphis, TN (5.38%).
A    DVISOR MID CAP - CLASS T:    Commonwealth Equity Services, Waltham, MA
(8.26%); Dain Bosworth, Inc., Minneapolis, MN (7.29%); Smith Barney, New York, NY (6.22%); Donaldson, Lufkin & Jenrette, New York, NY (5.64%).
    ADVISOR MID CAP - CLASS B:    Dain Bosworth, Inc., Minneapolis, MN
(15.26%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (8.41%); Smith Barney, New York, NY (7.59%).
    ADVISOR MID CAP - INSTITUTIONAL CLASS:    First Hawaiian Bank,
Honolulu, HI (71.21%).
    ADVISOR MORTGAGE SECURITIES - CLASS A:    CIGNA, Hartford, CT (94.86%);
FMR Corp., Boston, MA (6.77%).
    ADVISOR MORTGAGE SECURITIES - CLASS T:    Sunamerica Securities, Inc.,
Phoenix, AZ (64.26%); FMR Corp., Boston, MA (16.93%); Donaldson, Lufkin & Jenrette, New York, NY (11.07%); First Heartland Capital, Quincy, IL (5.35%).
    ADVISOR MORTGAGE SECURITIES - CLASS B:    1717 Capital Management
Company, Newark, DE (42.51%); FMR Corp., Boston, MA (20.26%); Washington Square Securities, Minneapolis, MN (20.10%).
    ADVISOR MORTGAGE SECURITIES - INSTITUTIONAL CLASS       :    FMR Corp.,
Boston, MA (11.29%).
    ADVISOR MORTGAGE SECURITIES - INITIAL CLASS       :    National
Financial Services Corporation, Boston, MA (13.26%).
    ADVISOR MUNICIPAL BOND - CLASS A:    Sigma Financial Corp., Ann Arbor,
MI (71.64%); FMR Corp., Boston, MA (20.18%); PaineWebber, Inc., Weehawken, NJ (7.04%).
    ADVISOR MUNICIPAL BOND - CLASS T:    1717 Capital Management Company,
Newark, DE (17.82%); FSC Securities Corp., Atlanta, GA (15.26%); Jefferson Pilot Investor Services, Greensboro, NC (11.52%); A. G. Edwards & Sons, St. Louis, MO (8.96%); Donaldson, Lufkin & Jenrette, New York, NY (8.35%); Lovell, Inc., Brentwood, TN (6.92%); KMS Financial Services, Inc., Seattle, WA (5.31%).
    ADVISOR MUNICIPAL BOND - CLASS B:    Prudential Securities, New York,
NY (20.58%); FMR Corp., Boston, MA (11.79%); Dain Bosworth, Inc., Minneapolis, MN (11.64%); Investment Advisors & Consultants, Inc., Ocean, NJ (9.21%); Bank One, N.A., Columbus, OH (6.12%); John Hancock Distributors, Boston, MA (5.85%); Associated Investments Services, Inc., Portage, WI (5.64%).
    ADVISOR MUNICIPAL BOND - INSTITUTIONAL CLASS:    Drovers Bank, York, PA
(46.61%); Peoples Bank and Trust Co., Indianapolis, IN (26.40%); Premier Bank and Trust, Elyria, OH (11.26%); FMR Corp., Boston, MA (8.23%).
    ADVISOR NEW YORK MUNICIPAL INCOME - CLASS A:    FMR Corp., Boston, MA
(52.77%); PaineWebber, Inc., Weehawken, NJ (38.22%); A. G. Edwards & Sons, St. Louis, MO (6.55%).
    ADVISOR NEW YORK MUNICIPAL INCOME - CLASS T:    FMR Corp., Boston, MA
(18.55%); A. G. Edwards & Sons, St. Louis, MO (11.27%); North Ridge Securities Corp., Hauppauge, NY (10.71%); First Albany, Albany, NY (7.03%); HRC Services, Inc., Glenwood Landing, NY (5.46%).
    ADVISOR NEW YORK MUNICIPAL INCOME - CLASS B:    FMR Corp., Boston, MA
(23.60%); Chase Investment Services, New York, NY (16.26%); National Financial Services Corporation, Boston, MA (16.21%); Prudential Securities, New York, NY (11.11%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (5.24%).
    ADVISOR NEW YORK MUNICIPAL INCOME - INSTITUTIONAL CLASS:    FMR Corp.,
Boston, MA (106.39%).
    ADVISOR OVERSEAS - CLASS A:    EQ Financial Consultants, New York, NY
(9.19%); Chase Investment Services, New York, NY (6.50%); PaineWebber, Inc., Weehawken, NJ (6.06%).
    ADVISOR OVERSEAS - CLASS T:    Great West Life/Benefits Corp.,
Englewood, CO (7.56%); Smith Barney, New York, NY (7.22%).
    ADVISOR OVERSEAS - CLASS B:    Royal Alliance Assoc., Inc., Birmingham,
AL (6.60%); PaineWebber, Inc., Weehawken, NJ (6.57%); Smith Barney, New York, NY (6.54%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (5.71%).
    ADVISOR OVERSEAS - INSTITUTIONAL CLASS:    First National Bank, Iowa
City, IA (24.65%); Bingham, Dana & Gould L.L.P., Boston, MA (13.34%); First Hawaiian Bank, Honolulu, HI (9.37%); One Valley Bank, N.A., Charleston, WV (5.98%).
    ADVISOR SHORT FIXED-INCOME - CLASS A:    A. G. Edwards & Sons, St.
Louis, MO (19.35%); FMR Corp., Boston, MA (13.04%); Corelink Financial, Providence, RI (6.12%); Harbour Investments, Inc., Madison, WI (6.04%); Terra Securities Corp., Oak Brook, IL (5.90%).
    ADVISOR SHORT FIXED-INCOME - CLASS T:    Smith Barney, New York, NY
(6.37%); Royal Alliance Assoc., Inc., Birmingham, AL (5.55%).
    ADVISOR SHORT FIXED-INCOME - INSTITUTIONAL CLASS:    First Hawaiian
Bank, Honolulu, HI (57.10%); First National Bank of Springfield, Springfield, IL (17.54%); Benefit Services Corporation, Atlanta, GA (12.45%).
    ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS A:    FMR Corp.,
Boston, MA (51.72%); Investment Advisors & Consultants, Inc., Ocean, NJ (16.09%); Chase Manhattan Bank, N.A., Rochester, NY (5.97%).
    ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T:    Key/Society
Corp., Cleveland, OH (17.63%); Cowles, Sabol & Co., Inc., Encino, CA
(8.43%).
    ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS:
University Bank, Houston, TX (22.34%); FMR Corp., Boston, MA (21.84%); First American Bank & Trust, Fort Atkinson, WI (19.58%); Peoples Bank and Trust Co., Indianapolis, IN (12.83%); Drovers Bank, York, PA (11.06%).
    ADVISOR STRATEGIC INCOME - CLASS A:    FIS Securities, Inc.,
Providence, RI (33.50%); FMR Corp., Boston, MA (7.83%); Terra Securities Corp., Oak Brook, IL (7.10%); PaineWebber, Inc., Weehawken, NJ (5.05%).
    ADVISOR STRATEGIC INCOME - CLASS T   : Royal Alliance Assoc., Inc.,
Birmingham, AL (7.76%); Donaldson Lufkin & Jenrette, New York, NY (7.35%); Financial Network Investment Corp., Torrance, CA (5.08%).
    ADVISOR STRATEGIC INCOME - CLASS B:    G W & Wade Asset Management Co.,
Wellesley, MA (33.18%); FIS Securities, Inc., Providence, RI (6.02%).
    ADVISOR STRATEGIC INCOME - INSTITUTIONAL CLASS:    Charles Schwab and
Co., Inc., San Francisco, CA (88.97%); Bingham, Dana & Gould L.L.P., Boston, MA (5.04%).
    ADVISOR STRATEGIC OPPORTUNITIES - CLASS A:    FMR Corp., Boston, MA
(14.26%); A. G. Edwards & Sons, St. Louis, MO (12.69%); Stephens, Inc., Little Rock, AR (5.42%).
    ADVISOR STRATEGIC OPPORTUNITIES - CLASS T:    Merrill Lynch Pierce
Fenner & Smith, Jacksonville, FL (12.63%); CIGNA, Hartford, CT (10.43%); A.
G. Edwards & Sons, St. Louis, MO (6.42%); Smith Barney, New York, NY
(5.09%).
    ADVISOR STRATEGIC OPPORTUNITIES - CLASS B:    Donaldson, Lufkin &
Jenrette, New York, NY (6.38%); Smith Barney, New York, NY (6.37%).
    ADVISOR STRATEGIC OPPORTUNITIES - INSTITUTIONAL CLASS:    National Bank
of Alaska, Anchorage, AK (18.50%); Evergreen Bank, N.A., Glens Falls, NY (15.96%); Whitney National Bank, New Orleans, LA (11.31%); Equitable Trust Company, Nashville, TN (10.21%); First Tennessee Bank, Memphis, TN (10.12%); Thumb National Bank and Trust, Pigeon, MI (6.13%); Commonwealth Equity Services, Waltham, MA (5.60%).
A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACT" SECTION ON PAGE 136.
FMR is each fund's manager pursuant to management contracts dated and approved by shareholders on the dates shown in the table below.

FUND                                  DATE OF MANAGEMENT CONTRACT   DATE OF SHAREHOLDER APPROVAL

TechnoQuant Growth                       12/1/96                       12/23/96*

Overseas                              1/1/93                        12/1/92

Mid Cap                               1/18/96                       1/18/96*

Equity Growth                         12/1/90                       11/14/90

Growth Opportunities                  1/1/95                        12/14/94

Strategic Opportunities               7/1/97                        6/18/97

Large Cap                             1/18/96                       1/18/96*

Growth & Income                          12/1/96                       12/23/96*

Equity Income                         8/1/86                        7/23/86

Balanced                              1/1/95                        12/14/94

Emerging Markets Income               7/1/97                        6/18/97

High Yield                            1/1/95                        12/14/94

Strategic Income                      7/1/97                        6/18/97

Mortgage Securities                   8/1/94                        7/13/94

Government Investment                 1/1/95                        12/14/94

Intermediate Bond                     1/1/95                        12/14/94

Short Fixed-Income                    1/1/95                        12/14/94

High Income Municipal                 12/1/94                       11/16/94

Municipal Bond                        1/1/94                        12/15/93

Intermediate Municipal Income         7/1/95                        6/14/95

Short-Intermediate Municipal Income   7/1/95                        6/14/95

New York Municipal Income             11/17/94                      12/8/94

California Municipal Income           12/14/95                      12/14/95*


* Approved by FMR, then the sole shareholder of the fund.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACT" SECTION ON PAGE 139.
       CALIFORNIA MUNICIPAL INCOME, STRATEGIC INCOME AND EMERGING MARKETS
INCOME.    The following fee schedule is the current fee schedule for
California Municipal Income, Strategic Income and Emerging Markets
Income.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     $3 billion   .3700%   $ 0.5 billion   .3700%

3          -     6            .3400    25              .2664

6          -     9            .3100    50              .2188

9          -     12           .2800    75              .1986

12         -     15           .2500    100             .1869

15         -     18           .2200    125             .1793

18         -     21           .2000    150             .1736

21         -     24           .1900    175             .1690

24         -     30           .1800    200             .1652

30         -     36           .1750    225             .1618

36         -     42           .1700    250             .1587

42         -     48           .1650    275             .1560

48         -     66           .1600    300             .1536

66         -     84           .1550    325             .1514

84         -     120          .1500    350             .1494

120        -     156          .1450    375             .1476

156        -     192          .1400    400             .1459

192        -     228          .1350    425             .1443

228        -     264          .1300    450             .1427

264        -     300          .1275    475             .1413

300        -     336          .1250    500             .1399

336        -     372          .1225    525             .1385

372        -     408          .1200    550             .1372

408        -     444          .1175

444        -     480          .1150

480        -     516          .1125

Over 516                      .1100

   This fee schedule has been approved by the shareholders of California Municipal Income, Strategic Income, and Emerging Markets Income.
    TECHNOQUANT GROWTH, MID CAP, LARGE CAP, GROWTH & INCOME AND STRATEGIC
OPPORTUNITIES.    The following fee schedule is the current fee schedule
for TechnoQuant Growth, Mid Cap, Large Cap, Growth & Income and Strategic Opportunities.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     3 billion   .5200%    $ 0.5 billion   .5200%

3          -     6           .4900     25              .4238

6          -     9           .4600     50              .3823

9          -     12          .4300     75              .3626

12         -     15          .4000     100             .3512

15         -     18          .3850     125             .3430

18         -     21          .3700     150             .3371

21         -     24          .3600     175             .3325

24         -     30          .3500     200             .3284

30         -     36          .3450     225             .3249

36         -     42          .3400     250             .3219

42         -     48          .3350     275             .3190

48         -     66          .3250     300             .3163

66         -     84          .3200     325             .3137

84         -     102         .3150     350             .3113

102        -     138         .3100     375             .3090

138        -     174         .3050     400             .3067

174        -     210         .3000     425             .3046

210        -     246         .2950     450             .3024

246        -     282         .2900     475             .3003

282        -     318         .2850     500             .2982

318        -     354         .2800     525             .2962

354        -     390         .2750     550             .2924

390        -     426         .2700

426        -     462         .2650

462        -     498         .2600

498        -     534         .2550

Over 534                     .2500

THIS FEE SCHEDULE HAS BEEN APPROVED BY SHAREHOLDERS OF STRATEGIC OPPORTUNITIES FUND.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "COMPUTING THE PERFORMANCE ADJUSTMENT" SECTION ON PAGE 145.
       COMPUTING THE PERFORMANCE ADJUSTMENT.    The basic fee for Overseas,
Growth Opportunities and Strategic Opportunities is subject to upward or downward adjustment, depending upon whether, and to what extent, the investment performance of each applicable fund for the performance period exceeds, or is exceeded by, the record of the S&P 500 (Growth Opportunities and Strategic Opportunities), or the cap-weighted EAFE (Overseas) (the Indices) over the same period. The performance period consists of the most recent month plus the previous 35 months. Each percentage point of difference, calculated to the nearest 1.0% for Growth Opportunities and Overseas, and 0.01% for Strategic Opportunities (up to a maximum difference of (plus/minus)10.00) is multiplied by a performance adjustment rate of 0.02%. Thus, the maximum annualized adjustment rate is (plus/minus)0.20%. This performance comparison is made at the end of each month. One-twelfth of this rate is then applied to each fund's average net assets for the entire performance period, giving the dollar amount which will be added to (or subtracted from) the basic fee. For Growth Opportunities and Overseas investment performance will be measured separately for each class of shares offered by that fund and the least of the results obtained will be used in calculating the performance adjustment to the management fee paid by the fund. For Strategic Opportunities investment performance will be represented by the average performance of all classes of the fund weighted according to their average assets for each month.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "SUB-ADVISERS" SECTION ON PAGE 148.
   On behalf of TechnoQuant Growth, Overseas, Mid Cap, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Intermediate Bond, Mortgage Securities, and Short Fixed-Income FMR may also grant FMR U.K. and FMR Far East investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DISTRIBUTION AND SERVICE PLANS" SECTION ON PAGE 152.
   Pursuant to the Class A Plans, FDC is paid a distribution fee as a percentage of Class A's average net assets at an annual rate of up to 0.75% for each of TechnoQuant Growth, Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced (the Equity Funds); and up to 0.40% for each of Emerging Markets Income, High Yield, Strategic Income, Government Investment, Mortgage Securities, High Income Municipal, Municipal Bond, New York Municipal Income, and California Municipal Income (the Bond Funds), Intermediate Bond and Intermediate Municipal Income (the Intermediate-Term Bond Funds), and Short-Intermediate Municipal Income and Short Fixed-Income (the Short-Term Bond Funds). Pursuant to the Class T Plans, FDC is paid a distribution fee as a percentage of Class T's average net assets at an annual rate of up to 0.75% for each of TechnoQuant Growth, Equity Growth, Mid Cap, Large Cap, Growth & Income, and Equity Income; up to 0.65% for each of Overseas, Growth Opportunities, Strategic Opportunities, and Balanced; up to 0.40% for each of Emerging Markets Income, High Yield, Strategic Income, Intermediate Bond, Mortgage Securities, Government Investment, High Income Municipal, Municipal Bond, Short-Intermediate Municipal Income, Intermediate Municipal Income, New York Municipal Income, and California Municipal Income; and up to 0.15% for Short Fixed-Income. Pursuant to the Class B Plans, FDC is paid a distribution fee as a percentage of Class B's average net assets at an annual rate of up to 0.75% for each fund with Class B shares. For the purpose of calculating the distribution fees, average net assets are determined at the close of business on each day throughout the month, but excluding assets attributable to Class T shares of Equity Growth, Equity Income, and Overseas purchased more than 144 months prior to such day and to Class B shares of Equity Income purchased more than 144 months prior to such day. Currently, the Trustees have approved a distribution fee for Class A at an annual rate of 0.25% for each of the Equity Funds and 0.15% for each of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds. Currently, the Trustees have approved a distribution fee for Class T at an annual rate of 0.50% for each of the Equity Funds; 0.25% for each of the Bond Funds and the Intermediate-Term Bond Funds; and 0.15% for each of the Short-Term Bond Funds. Currently, the Trustees have approved a distribution fee for Class B at an annual rate of 0.75% for each of the Equity Funds and 0.65% for each of the Bond Funds and the Intermediate-Term Bond Funds. These fee rates may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the applicable class to do so. Class B of each fund also pays investment professionals a service fee at an annual rate of 0.25% of its average daily net assets determined at the close of business on each day throughout the month for personal service and/or the maintenance of shareholder accounts.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "VOTING RIGHTS" SECTION ON PAGE 159.
       VOTING RIGHTS.    Each fund's capital consists of shares of
beneficial interest. The shares have no preemptive rights, and Class A, Class T, Institutional Class, and Initial Class shares have no conversion rights; the voting and dividend rights, the conversion rights of Class B shares, the right of redemption, and the privilege of exchange are described in the Prospectus. Shareholders of Growth Opportunities, Strategic Opportunities, Equity Income, Emerging Markets Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, New York Municipal Income, and California Municipal Income receive one vote for each dollar of net asset value owned. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of a trust, a fund, or class of a fund may, as set forth in the Declaration of Trust, call meetings of the trust, fund or class, as applicable, for any purpose related to the trust, fund, or class, as the case may be, including, in the case of a meeting of an entire trust, the purpose of voting on removal of one or more Trustees. Each trust or fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the funds of Fidelity Advisor Series I, and VII, or as determined by the current value of each shareholder's investment in the funds of Fidelity Advisor Series II, III, IV, V, VI, and VIII,- Fidelity Municipal Trust, and Fidelity Income Fund. If not so terminated, each trust and fund will continue indefinitely. Growth Opportunities, Strategic Opportunities, Balanced, Emerging Markets Income, High Yield, Strategic Income, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, California Municipal Income, New York Municipal Income, Mid Cap, Large Cap, Mortgage Securities, TechnoQuant Growth, Growth & Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income may invest all of their assets in another investment company.